Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (6,040,235)	$ (5,827,309)
Adjusted to reconcile net loss to cash used in operating activities
Share-based compensation	607,742	1,348,581
Interest expense	318,902	138,944
Depreciation and amortization	2,381,550	1,493,017
Deferred tax benefits	(223)	(232)
Investment (income) losses	(84,295)	53,486
Allowance for credit loss		125,369
Impairment on inventory	2,845,727
Amortization of right-of-use assets	310,139	22,977
Changes in operating assets and liabilities:
Accounts receivable	(3,981,127)	(9,029,180)
Notes receivable	581,834	(24,625)
Due from related parties	277,583	(54,308)
Due to related parties	(687,547)
Inventories	(12,710,848)	(3,404,217)
Prepaid expenses and other current assets	(1,858,646)	5,758,178
Accounts payable	11,987,598	7,684,995
Note payable	(1,310,723)	(3,175,372)
Income taxes payable	19,486
Deferred revenue	254,393	283,258
Deferred government subsidy		187,636
Accrued expenses and other current liabilities	138,769	131,723
Net cash used in operating activities	(6,949,921)	(4,287,079)
Cash flows from investing activities
Purchase of plants, property and equipment	(983,157)	(2,292,687)
Loans to third parties		(15,877)
Repayment of loans to third parties	16,632
Redemption of short-term investment	2,371,942
Prepaid for investment	(66,519)
Repayment of prepaid for investment	706,861
Payment for finance lease right of use assets		(997,395)
Payment for lease deposit		(670,437)
Net cash provided by (used in) investing activities	2,045,759	(3,976,396)
Cash flows from financing activities
Loan from related parties	8,206,112	2,025,129
Repayment on loan from related parties	(6,580,215)
Proceeds from short-term loan	693,001	3,608,378
Repayment on short-term loan	(2,772,003)
Proceeds from long-term loan	27,761,608	4,330,053
Repayment on long-term loan	(4,158,004)
Prepayment of acquisition cost of long-term loan	(1,251,670)
Proceeds from long-term payable		2,817,421
Repayment on long-term payable	(2,557,090)	(1,971,199)
Repayment on finance lease liabilities	(1,274,358)
Proceeds from capital contributions by non-controlling shareholders		148,078
Net cash provided by financing activities	18,067,381	10,957,860
Effect of foreign exchange rate on cash and cash equivalents	(166,046)	(282,937)
Net increase in cash and cash equivalents	12,997,173	2,411,448
Cash, cash equivalents and restricted cash, beginning of period	3,620,667	4,294,017
Cash, cash equivalents and restricted cash, end of period	16,617,840	6,705,465
Less: restricted cash	1,382,495	896,391
Cash and cash equivalents, end of period	15,235,345	5,809,074
Supplemental disclosure of cash flow information
Interest paid	830,069	406,405
Supplemental noncash transactions
Finance lease right-of-use assets obtained in exchange of finance lease liabilities		$ 5,577,715